Trade Receivables and Other Account Receivables - Schedule of Detail by Age of Trade Receivables and Other Receivables, Without Considering Allowance for Expected Credit Losses (Details) - Trade Receivables [Member] - COP ($)
$ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Detail by Age of Trade Receivables and Other Receivables, Without Considering Allowance for Expected Credit Losses [Line Items]
Trade receivables and other receivables	$ 680,309	$ 726,932
Less than 30 days [Member]
Schedule of Detail by Age of Trade Receivables and Other Receivables, Without Considering Allowance for Expected Credit Losses [Line Items]
Trade receivables and other receivables	630,243	686,325
From 31 to 60 days [Member]
Schedule of Detail by Age of Trade Receivables and Other Receivables, Without Considering Allowance for Expected Credit Losses [Line Items]
Trade receivables and other receivables	4,105	7,665
From 61 to 90 days [Member]
Schedule of Detail by Age of Trade Receivables and Other Receivables, Without Considering Allowance for Expected Credit Losses [Line Items]
Trade receivables and other receivables	2,255	2,138
More than 90 days [Member]
Schedule of Detail by Age of Trade Receivables and Other Receivables, Without Considering Allowance for Expected Credit Losses [Line Items]
Trade receivables and other receivables	$ 43,706	$ 30,804